Fair Value Measurements - Fair Value transfers into or out of Level 1, Level 2 or Level 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Transfers amount Fair value assets level 1 to level 2	$ 0	$ 0